Other Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Schedule of prepaid expenses
	2021	2020
Software	$157	$75
Prepaid supplies	—	263
Other	287	121
Total prepaid expenses	$444	$459

Schedule of accrued liabilities
	2021	2020
Accrued wages and benefits	$329	$199
Other accrued expenses	73	49
Total accrued and other liabilities	$402	$248